Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2017-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2018

A.	DATES	Begin	End	# days

1	Payment Date		3/15/2018
2	Collection Period	2/1/2018	2/28/2018	28
3	Monthly Interest Period-Actual	2/15/2018	3/14/2018	28
4	Monthly Interest - Scheduled	2/15/2018	3/14/2018	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	83,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	260,000,000.00	191,302,123.86	-	-	12,707,711.73	178,594,412.13	0.6869016
7	Class A-3 Notes	255,000,000.00	255,000,000.00	-	-	-	255,000,000.00	1.0000000
8	Class A-4 Notes	76,029,000.00	76,029,000.00	-	-	-	76,029,000.00	1.0000000
9	Total Class A Notes	674,029,000.00	522,331,123.86	-	-	12,707,711.73	509,623,412.13
10	Class B Notes	30,181,000.00	30,181,000.00	-	-	-	30,181,000.00	1.0000000

11	Total Notes	$704,210,000.00	552,512,123.86	$0.00	$0.00	$12,707,711.73	539,804,412.13

	Overcollateralization
12	Exchange Note	20,120,476.71	26,607,430.14				26,099,121.67
13	Series 2017-A Notes	80,481,164.08	86,066,199.57				86,574,508.04

14	Total Overcollateralization	100,601,640.79	112,673,629.71				112,673,629.71
15	Total Target Overcollateralization	$112,673,629.71	112,673,629.71				112,673,629.71

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes		0.87000%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes		1.68000%	267,822.97	1.0300883	12,707,711.73	48.8758143	0.00
18	Class A-3 Notes		2.13000%	452,625.00	1.7750000	0.00	0.0000000	0.00
19	Class A-4 Notes		2.32000%	146,989.40	1.9333333	0.00	0.0000000	0.00
20	Total Class A Notes			867,437.37	1.2869437	12,707,711.73	18.8533605	0.00
21	Class B Notes		2.48000%	62,374.07	2.0666668	0.00	0.0000000	0.00

22	Totals			929,811.44	1.3203610	12,707,711.73	18.0453440	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	784,691,164.08	638,578,323.43	626,378,920.17

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	5.50%	5.50%
25	Aggregate Securitization Value	804,811,640.79	652,478,041.84
26	Aggregate Base Residual Value (Not Discounted)	550,037,251.21	504,158,971.31

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	1	-
28	Turn-in Ratio on Scheduled Terminations			100.00%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	30,301	665,185,753.57
30	Depreciation/Payments		(6,482,655.38)
31	Gross Credit Losses	(81)	(1,889,792.78)
32	Early Terminations — Regular	(7)	(187,573.12)
33	Scheduled Terminations — Returned	(19)	(351,985.33)
34	Payoff Units & Lease Reversals	(142)	(3,795,705.12)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	30,052	652,478,041.84

World Omni Automobile Lease Securitization Trust 2017-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2018

C.	SERVICING FEE

37	Servicing Fee Due	554,321.46

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(10,996.13)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,024,058.20
41	Beginning Reserve Account Balance	4,024,058.20
42	Ending Reserve Account Balance	4,024,058.20

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	29,664	99.16%	643,758,593.42
44	31 - 60 Days Delinquent	199	0.67%	4,782,279.92
45	61 - 90 Days Delinquent	44	0.15%	1,013,206.57
46	91 -120 Days Delinquent	7	0.02%	170,577.84
47	121+ Days Delinquent	-	0.00%	-

48	Total	29,914	100.00%	649,724,657.75

49	Total 61+ Delinquent as % End of Period Securitization Value				0.18%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				0.79%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	26	539,558.45
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(418,148.83)
54	Less: Excess Wear and Tear Received in Current Period		(2,231.65)
55	Less: Excess Mileage Received in Current Period		(1,846.72)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		117,331.25

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		0.21%
58	Prior Period Net Residual Losses/(Gains) Ratio		0.08%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		0.00%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		0.03%
61	Four Month Average		0.08%

62	Beginning Cumulative Net Residual Losses		378,390.63
63	Current Period Net Residual Losses		117,331.25

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		495,721.88

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.06%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	81	1,889,792.78
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,413,223.44)

68	Current Period Net Credit Losses/(Gains)		476,569.34

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.86%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.81%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.35%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.59%
73	Four Month Average		0.65%

74	Beginning Cumulative Net Credit Losses		3,282,069.05
75	Current Period Net Credit Losses		476,569.34

76	Ending Cumulative Net Credit Losses		3,758,638.39

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.47%

World Omni Automobile Lease Securitization Trust 2017-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/28/2018

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	9,938,326.87
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	291,898.81
80	Liquidation Proceeds, Recoveries & Expenses	1,099,008.19
81	Insurance Proceeds	314,215.25
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	130,328.39
83	Payoff Payments	4,163,777.13
84	All Other Payments Received	-

85	Collected Amounts	15,937,554.64

86	Investment Earnings on Collection Account	15,424.20

87	Total Collected Amounts - Available for Distribution	15,952,978.84

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	554,321.46
89	Interest on the Exchange Note - to the Trust Collection Account	1,319,728.54
90	Principal on the Exchange Note - to the Trust Collection Account	12,199,403.26
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,879,525.58
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	15,952,978.84

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	15,398,657.38

95	Investment Earnings on Reserve Account	4,015.20

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	15,402,672.58

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	27,716.07
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	867,437.37
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	62,374.07
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	12,707,711.73
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	1,737,433.34

108	Total Distributions	15,402,672.58